PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of net defined benefit liability (asset) [line items]
Net periodic pension benefit cost		Rp 1,449	Rp 1,176	Rp 1,600
Defined benefit plan actuarial gain (loss) - net of tax	$ 256	3,596	2,109	(4,820)
Post-employment health care benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Plan administration cost		174	150	160
Net interest cost		79	17	175
Net periodic pension benefit cost		253	167	335
Net periodic pension benefit cost		253	167	335
Experience adjustments		(1,680)	810	(1,100)
Changes in financial assumptions		1,800	1,190	(2,541)
Changes in demographic assumptions		(24)	(1,095)
Return on plan assets (excluding amount included in net interest expense)		62	(271)	1,082
Defined benefit plan actuarial gain (loss) - net of tax		Rp 158	Rp 634	Rp (2,559)